                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          06/30/02
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       3i Investments Plc
            ------------------------------------------
Address:    91 Waterloo Road
            ------------------------------------------
            London
            ------------------------------------------
            SE1 8XP
            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Vipul Nagji
          --------------------------------------------
Title:    Operations Manager
          --------------------------------------------
Phone:    020 7975 3284
          --------------------------------------------

Signature, Place, and Date of Signing:

   Vipul Nagji                    London, UK                    12th August 2002
---------------------  --------------------------------------   ----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       58
                                              -----------------------

Form 13F Information Table Value Total:       $98,213
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: None
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                                  13f SCHEDULE


         COLUMN 1                                   COLUMN 2        COLUMN 3       COLUMN 4                       COLUMN 5
                                                                                    VALUE      SHRS OR    SH/
      NAME OF ISSUER                             TITLE OF CLASS      CUSIP         (X$1000)    PRN AMT    PRN     PCT/CALL
      --------------                             --------------      -----         --------    -------    ---     --------
ALIGN TECHNOLOGIES INC                                 COM         016255 10 1     4,008      991,692     SH        N/A
ALKERMES INC                                           COM         01642T 10 8     3,032      189,390     SH        N/A
AMGEN INC                                              COM         031162 10 0     6,701      160,000     SH        N/A
APPLIED MOLECULAR EVOLUTION INC                        COM         03823E 10 8     3,572      617,996     SH        N/A
ATHEROGENICS INC                                       COM         047439 10 4     3,585      500,000     SH        N/A
AUTHORISZOR INC                                        COM         052673 10 0        --       68,800     SH        N/A
BIOGEN INC                                             COM         090597 10 5     1,284       31,000     SH        N/A
BIOPURE CORPORATION                                   CL A         09065H 10 5     8,308    1,086,013     SH        N/A
CALIPER TECHNOLOGIES CORP                              COM         130876 10 5       781       93,500     SH        N/A
CARECENTRIC INC                                        COM         14166Y 10 6        21       40,668     SH        N/A
CELGENE CORPORATION                                    COM         151020 10 4       627       41,000     SH        N/A
CELL THERAPEUTICS INC                                  COM         150934 10 7       546      100,000     SH        N/A
CEPHALON INC                                           COM         156708 10 9     1,921       42,500     SH        N/A
CHIRON CORP                                            COM         170040 10 9       795       22,500     SH        N/A
CORIXA CORP                                            COM         21887F 10 0     1,485      216,831     SH        N/A
CORVAS INTL INC                                        COM         221005 10 1       204       95,000     SH        N/A
CUBIST PHARMACEUTICALS INC                             COM         229678 10 7       627       66,676     SH        N/A
CURIS INC                                              COM         231269 10 1       823      674,836     SH        N/A
DAIRY MART CONVENIENCE STORES                          COM         233860 30 3         3       50,000     SH        N/A
ENZON INC                                              COM         293904 10 8     1,477       60,000     SH        N/A
GENZYME GENERAL                                        COM         372917 10 4     1,487       77,266     SH        N/A
GILEAD SCIENCES INC                                    COM         375558 10 3    12,277      373,400     SH        N/A
GLOBESPAN VIRATA INC                                   COM         37957V 10 6     1,632      421,689     SH        N/A
ICOS CORPORATION                                       COM         449295 10 4       511       30,150     SH        N/A
IDEC PHARMACEUTICALS CORPORATION                       COM         449370 10 5     1,052       29,680     SH        N/A
IMMUNEX CORP                                           COM         452528 10 2     4,915      220,000     SH        N/A
INVITROGEN CORPORATION                                 COM         46185R 10 0     1,071       33,450     SH        N/A
ISIS PHARMACEUTICALS INC                               COM         464330 10 9     1,038      109,100     SH        N/A
ISTA PHARMACEUTICALS INC                               COM         45031X 10 5       713      792,237     SH        N/A
LA JOLLA PHARMACEUTICALS INC                           COM         503459 10 9       938      150,000     SH        N/A
LIGAND PHARMACEUTICALS INC                            CL B         53220K 20 7       822       56,700     SH        N/A
MAXIM PHARMACEUTICALS INC                              COM         57772M 10 7         2          630     SH        N/A
MAXYGEN INC                                            COM         577776 10 7       839       70,000     SH        N/A
MAYORS JEWELERS INC                                    COM         578462 10 3         5       15,000     SH        N/A
MILLENIUM CHEMICAL INC                                 COM         599903 10 1       129        9,197     SH        N/A
MEDIMMUNE INC                                          COM         584699 10 2     1,320       50,000     SH        N/A
MYRIAD GENETICS INC                                    COM         62855J 10 4       610       30,000     SH        N/A
NEUROCRINE BIOSCIENCES INC                             COM         64125C 10 9     1,630       56,900     SH        N/A
NEUROGEN CORP                                          COM         64124E 10 6       877       75,000     SH        N/A
NPS PHARMACEUTICALS INC                                COM         62936P 10 3     2,298      150,000     SH        N/A
OPENWAVE SYSTEMS INC                                   COM         683718 10 0       536       95,613     SH        N/A
ORAPHARMA INC                                          COM         68554E 10 6        20        4,425     SH        N/A
OSI PHARMACEUTICALS INC                                COM         671040 10 3     1,862       77,500     SH        N/A
PHARMACYCLICS INC                                      COM         716933 10 6       333       75,000     SH        N/A
PROTEIN DESIGN LABS INC                                COM         74369L 10 3     1,303      120,000     SH        N/A
QLT INC                                                COM         746927 10 2       668       50,000     SH        N/A
RIVERDEEP GROUP PLC                                    ADR         76870Q 10 9     1,634      105,000     SH        N/A
SCIOS INC                                              COM         808905 10 3       520       17,000     SH        N/A
SHIRE PHARMACEUTICALS GROUP PLC                        ADR         82481R 10 6     5,857      226,942     SH        N/A
TELETECH HOLDINGS INC                                  COM         879939 10 6     4,680      490,564     SH        N/A
TELETECH HOLDINGS INC                              COM ESCROW      879939 10 6        --       41,270     SH        N/A
TRANSGENOMIC INC                                        COM        89365K 20 6         7        2,620     SH        N/A
TRANSKARYOTIC THERAPIES INC                             COM        893735 10 0     3,158       87,600     SH        N/A
TULARIK INC                                             COM        899165 10 4       582       63,500     SH        N/A
US INDUSTRIES INC                                       COM        912080 10 8        23        6,655     SH        N/A
VERSICOR INC                                            COM        925314 10 6       404       30,000     SH        N/A
VERTEX PHARMACEUTICALS                                  COM        92532F 10 0     2,137      131,252     SH        N/A
VISTA MED TECHNOLOGIES INC                              COM        928369 30 5       523      141,334     SH        N/A

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                                  13f SCHEDULE

                                                                                                       COLUMN 8
            COLUMN 1                                            COLUMN 6        COLUMN 7             VOTING AUTHORITY
            --------                                            --------        --------      ---------------------------
                                                               INVESTMENT        OTHER
         NAME OF ISSUER                                        DISCRETION       MANAGERS         SOLE      SHARED    NONE
         --------------                                        ----------       --------      ---------    ------    ----
ALIGN TECHNOLOGIES INC                                            SOLE             N/A          991,692
ALKERMES INC                                                      SOLE             N/A          189,390
AMGEN INC                                                         SOLE             N/A          160,000
APPLIED MOLECULAR EVOLUTION INC                                   SOLE             N/A          617,996
ATHEROGENICS INC                                                  SOLE             N/A          500,000
AUTHORISZOR INC                                                   SOLE             N/A           68,800
BIOGEN INC                                                        SOLE             N/A           31,000
BIOPURE CORPORATION                                               SOLE             N/A        1,086,013
CALIPER TECHNOLOGIES CORP                                         SOLE             N/A           93,500
CARECENTRIC INC                                                   SOLE             N/A           40,668
CELGENE CORPORATION                                               SOLE             N/A           41,000
CELL THERAPEUTICS INC                                             SOLE             N/A          100,000
CEPHALON INC                                                      SOLE             N/A           42,500
CHIRON CORP                                                       SOLE             N/A           22,500
CORIXA CORP                                                       SOLE             N/A          216,831
CORVAS INTL INC                                                   SOLE             N/A           95,000
CUBIST PHARMACEUTICALS INC                                        SOLE             N/A           66,676
CURIS INC                                                         SOLE             N/A          674,836
DAIRY MART CONVENIENCE STORES                                     SOLE             N/A           50,000
ENZON INC                                                         SOLE             N/A           60,000
GENZYME GENERAL                                                   SOLE             N/A           77,266
GILEAD SCIENCES INC                                               SOLE             N/A          373,400
GLOBESPAN VIRATA INC                                              SOLE             N/A          421,689
ICOS CORPORATION                                                  SOLE             N/A           30,150
IDEC PHARMACEUTICALS CORPORATION                                  SOLE             N/A           29,680
IMMUNEX CORP                                                      SOLE             N/A          220,000
INVITROGEN CORPORATION                                            SOLE             N/A           33,450
ISIS PHARMACEUTICALS INC                                          SOLE             N/A          109,100
ISTA PHARMACEUTICALS INC                                          SOLE             N/A          792,237
LA JOLLA PHARMACEUTICALS INC                                      SOLE             N/A          150,000
LIGAND PHARMACEUTICALS INC                                        SOLE             N/A           56,700
MAXIM PHARMACEUTICALS INC                                         SOLE             N/A              630
MAXYGEN INC                                                       SOLE             N/A           70,000
MAYORS JEWELERS INC                                               SOLE             N/A           15,000
MILLENIUM CHEMICAL INC                                            SOLE             N/A            9,197
MEDIMMUNE INC                                                     SOLE             N/A           50,000
MYRIAD GENETICS INC                                               SOLE             N/A           30,000
NEUROCRINE BIOSCIENCES INC                                        SOLE             N/A           56,900
NEUROGEN CORP                                                     SOLE             N/A           75,000
NPS PHARMACEUTICALS INC                                           SOLE             N/A          150,000
OPENWAVE SYSTEMS INC                                              SOLE             N/A           95,613
ORAPHARMA INC                                                     SOLE             N/A            4,425
OSI PHARMACEUTICALS INC                                           SOLE             N/A           77,500
PHARMACYCLICS INC                                                 SOLE             N/A           75,000
PROTEIN DESIGN LABS INC                                           SOLE             N/A          120,000
QLT INC                                                           SOLE             N/A           50,000
RIVERDEEP GROUP PLC                                               SOLE             N/A          105,000
SCIOS INC                                                         SOLE             N/A           17,000
SHIRE PHARMACEUTICALS GROUP PLC                                   SOLE             N/A          226,942
TELETECH HOLDINGS INC                                             SOLE             N/A          490,564
TELETECH HOLDINGS INC                                             SOLE             N/A           41,270
TRANSGENOMIC INC                                                  SOLE             N/A            2,620
TRANSKARYOTIC THERAPIES INC                                       SOLE             N/A           87,600
TULARIK INC                                                       SOLE             N/A           63,500
US INDUSTRIES INC                                                 SOLE             N/A            6,655
VERSICOR INC                                                      SOLE             N/A           30,000
VERTEX PHARMACEUTICALS                                            SOLE             N/A          131,252
VISTA MED TECHNOLOGIES INC                                        SOLE             N/A          141,334
